Label	Element	Value
Class S Prospectus | Mercer Opportunistic Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001320615_SupplementTextBlock

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing the performance of the Fund’s Class Y-3 shares for one year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class S shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class S shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Class S shares are subject to a 12b-1 fee and an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class S shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2014 was Class Y-3’s first full calendar year of operation)

The Fund’s calendar year-to-date return as of June 30, 2015 was -2.47%.

The Fund’s highest return for a quarter during the period shown above was 3.26%, for the quarter ended June 30, 2014.

The Fund’s lowest return for a quarter during the period shown above was -4.73%, for the quarter ended September 30, 2014.

Average Annual Total Returns
For the Periods Ended December 31, 2014

	1 Year	Life of Fund (Inception August 21, 2013)
Mercer Opportunistic Fixed Income Fund – Class Y-3 Shares
Return Before Taxes	-3.32%	0.71%
Return After Taxes on Distributions	-5.62%	-1.85%
Return After Taxes on Distributions and Sale of Fund Shares	-1.88%	-0.60%
Bank of America Merrill Lynch Global High Yield 2% Constrained Index Unhedged[1] (reflects no deduction for fees, expenses, or taxes)	-0.09%	3.94%
Secondary Index[2]	-2.88%	0.40%

(1)	The Bank of America Merrill Lynch Global High Yield 2% Constrained Index Unhedged contains all securities in The Bank of America Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis.
(2)	The Fund’s secondary benchmark is a blended benchmark consisting of 50% JP Morgan Government Bond Index — Emerging Markets Global Diversified and 50% Bank of America Merrill Lynch Global High Yield 2% Constrained Index Unhedged.

Risk/Return [Heading]	rr_RiskReturnHeading	Mercer Opportunistic Fixed Income Fund